EQUIPMENT - NET (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life					5 years		5 years